GOODWILL - Goodwill by business segment and country (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill by business segment and country
Goodwill at beginning of period	$ 121,221,661	$ 117,229,173	$ 93,598,217
Foreign currency translation differences where functional currency is different from presentation currency	(22,896,068)	3,992,488	23,630,956
Goodwill at end of period	98,325,593	121,221,661	117,229,173
Chile operation
Goodwill by business segment and country
Goodwill at beginning of period	8,503,023	8,503,023	8,503,023
Goodwill at end of period	8,503,023	8,503,023	8,503,023
Brazil operation
Goodwill by business segment and country
Goodwill at beginning of period	75,674,072	73,080,100	73,509,080
Foreign currency translation differences where functional currency is different from presentation currency	(19,672,659)	2,593,972	(428,980)
Goodwill at end of period	56,001,413	75,674,072	73,080,100
Argentina operation
Goodwill by business segment and country
Goodwill at beginning of period	29,750,238	28,318,129	4,672,971
Foreign currency translation differences where functional currency is different from presentation currency	(2,406,596)	1,432,109	23,645,158
Goodwill at end of period	27,343,642	29,750,238	28,318,129
Paraguay operation
Goodwill by business segment and country
Goodwill at beginning of period	7,294,328	7,327,921	6,913,143
Foreign currency translation differences where functional currency is different from presentation currency	(816,813)	(33,593)	414,778
Goodwill at end of period	$ 6,477,515	$ 7,294,328	$ 7,327,921